Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Balance, beginning of year	$ 1,249	$ 616
Revenue recognized	161,918	256,203
Payments collected	(156,880)	(255,570)
Derecognized on closing of Joint Venture Transaction	(6,287)	0
Balance, end of year	$ 0	$ 1,249